Dividend - Additional Information (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [abstract]
Dividends paid	₩ 245,097	₩ 195,977	₩ 122,425
Dividends paid per share	₩ 1,000	₩ 800	₩ 500
Dividends declared	₩ 269,659
Dividends declared per share	₩ 1,100